Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1) (2) (3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) (3) ($)	Value of Initial Fixed $100 Investment Based on:			Net Income (6) (In Millions) ($)	Adjusted EPS Growth (7) (%)	Adjusted ROATE (7) (%)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return (5) ($)
2025	4,481,361	5,197,975	1,544,593	1,826,584	119.79	187.40	152.71	144.88	16.50	12.16
2024	3,860,417	4,700,153	1,433,055	1,785,218	102.29	155.47	143.39	120.99	(15.07)	11.25
2023	3,091,772	2,962,591	1,236,782	1,243,247	102.78	119.85	126.67	104.03	(13.42)	12.80
2022	2,824,576	2,295,871	1,200,853	1,090,130	109.31	116.18	127.12	106.51	(10.17)	12.86
2021	2,771,441	2,934,032	1,089,511	1,305,908	121.59	142.83	136.64	124.40	43.04	13.97

Named Executive Officers, Footnote	Charles M. Shaffer served as our CEO from 2021-2025. The other NEOs for each year reported are Tracey L. Dexter, Joseph M. Forlenza, Juliette P. Kleffel and Austen D. Carroll.
Peer Group Issuers, Footnote	The peer group TSR is based on the S&P U.S. BMI Banks Southeast Region Index.
Changed Peer Group, Footnote	The peer group TSR is based on the KBW NASDAQ Regional Banking Index. For 2025, the Company has chosen to replace the S&P U.S. BMI Banks - Southeast Region
Index with the KBW NASDAQ Regional Banking Index, as the Company believes this index, which is comprised of U.S. regional banks and thrifts, is more indicative of the peers against which investors evaluate our performance. The table includes information for both indexes as required when changing the index.

PEO Total Compensation Amount	$ 4,481,361	$ 3,860,417	$ 3,091,772	$ 2,824,576	$ 2,771,441
PEO Actually Paid Compensation Amount	$ 5,197,975	4,700,153	2,962,591	2,295,871	2,934,032
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay versus
Performance table” above. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts shown for Non-PEO NEOs are averages for the named executive officers other than the CEO):

2025	Summary Compensation Table Total Compensation ($)	Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)	Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)	Deduct Change in Pension Value ($)	Compensation Actually Paid ($)
PEO	4,481,361	(1,749,963)	2,156,229	469,422	2,856	(161,930)	5,197,975
Average Non-PEO NEOs	1,544,593	(474,976)	585,245	164,244	7,479	0	1,826,584

Non-PEO NEO Average Total Compensation Amount	$ 1,544,593	1,433,055	1,236,782	1,200,853	1,089,511
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,826,584	1,785,218	1,243,247	1,090,130	1,305,908
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay versus
Performance table” above. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts shown for Non-PEO NEOs are averages for the named executive officers other than the CEO):

2025	Summary Compensation Table Total Compensation ($)	Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)	Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)	Deduct Change in Pension Value ($)	Compensation Actually Paid ($)
PEO	4,481,361	(1,749,963)	2,156,229	469,422	2,856	(161,930)	5,197,975
Average Non-PEO NEOs	1,544,593	(474,976)	585,245	164,244	7,479	0	1,826,584

Compensation Actually Paid vs. Total Shareholder Return	The following graphs illustrate the comparison from 2021-2025 between our PEOs CAP and the average non-PEO NEO’s CAP amounts and Seacoast’s TSR, the Peer Group’s TSR, Net Income, Adjusted EPS Growth[1], and Adjusted ROATE[1] .  Changes in CAP
from year to year are impacted by numerous factors, including stock price volatility, outstanding award vesting, job performance, increase in duties and responsibilities of our PEO and non-PEO NEOs and the amount of progress made towards company goals.

Compensation Actually Paid vs. Net Income	The following graphs illustrate the comparison from 2021-2025 between our PEOs CAP and the average non-PEO NEO’s CAP amounts and Seacoast’s TSR, the Peer Group’s TSR, Net Income, Adjusted EPS Growth[1], and Adjusted ROATE[1] .  Changes in CAP
from year to year are impacted by numerous factors, including stock price volatility, outstanding award vesting, job performance, increase in duties and responsibilities of our PEO and non-PEO NEOs and the amount of progress made towards company goals.

Total Shareholder Return Vs Peer Group	The following graphs illustrate the comparison from 2021-2025 between our PEOs CAP and the average non-PEO NEO’s CAP amounts and Seacoast’s TSR, the Peer Group’s TSR, Net Income, Adjusted EPS Growth[1], and Adjusted ROATE[1] .  Changes in CAP
from year to year are impacted by numerous factors, including stock price volatility, outstanding award vesting, job performance, increase in duties and responsibilities of our PEO and non-PEO NEOs and the amount of progress made towards company goals.
[2] For 2025, the Company has chosen to replace the S&P U.S. BMI Banks - Southeast Region Index with the KBW NASDAQ Regional Banking Index, as the Company believes this index, which is comprised of U.S. regional banks and thrifts, is more indicative of the peers in which investors evaluate our performance. The graph includes both indexes as required when changing the index.

Tabular List, Table	Net Income; •Adjusted EPS[1] Growth; and •Adjusted ROATE[1]
Total Shareholder Return Amount	$ 119.79	102.29	102.78	109.31	121.59
Peer Group Total Shareholder Return Amount	187.40	155.47	119.85	116.18	142.83
Net Income (Loss)	$ 144,880,000	120,990,000	104,030,000.00	106,510,000	124,400,000
PEO Name	Charles M. Shaffer
Additional 402(v) Disclosure	As reported in the Company’s consolidated financial statements in our 2025 Annual Report on Form 10-K.
Equity Awards Adjustments, Footnote	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for stock options, the fair value calculated using the Black-Scholes option pricing model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing stock price on the applicable revaluation date as the current market price and the volatility, dividend rates and risk free interest rates determined as of the revaluation date, (2) for RSA awards, the closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, and (3) for PSU awards, the same valuation methodology as RSA awards above except year-end and vesting date values are multiplied by the probability of target achievement as of each such date.  The estimated probability of achievement of the 2020 PSUs was 100% at FYE 2020, FYE 2021, FYE 2022 and
96% at vesting in 2023. The estimated probability of achievement of the 2021 PSUs was 100% at FYE 2021 and FYE 2022, 125% at FYE 2023 and 102% at vesting in
2024. The estimated probability of achievement of the 2022 PSUs was 100% at FYE 2022, FYE 2023 and FYE 2024 and 78% at vesting in 2025. The estimated
	probability of achievement of the 2023 PSUs was 100% at FYE 2023, 75% at FYE 2024 and FYE 2025.
Prior Peer Group Total Shareholder Return Amount	$ 152.71	$ 143.39	$ 126.67	$ 127.12	$ 136.64
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	The following graphs illustrate the comparison from 2021-2025 between our PEOs CAP and the average non-PEO NEO’s CAP amounts and Seacoast’s TSR, the Peer Group’s TSR, Net Income, Adjusted EPS Growth[1], and Adjusted ROATE[1] .  Changes in CAP
from year to year are impacted by numerous factors, including stock price volatility, outstanding award vesting, job performance, increase in duties and responsibilities of our PEO and non-PEO NEOs and the amount of progress made towards company goals.
[1] Non-GAAP measure; for more information and reconciliation to GAAP, refer to Appendix A – Information Regarding Non-GAAP Financial Measures.

Other Performance Measure, Amount	0.1650	(0.1507)	(0.1342)	(0.1017)	0.4304
Name	Adjusted EPS1 Growth
Non-GAAP Measure Description	Non-GAAP measure, for more information and reconciliation to GAAP, refer to Appendix A – Information Regarding Non-GAAP Financial Measures.
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	The following graphs illustrate the comparison from 2021-2025 between our PEOs CAP and the average non-PEO NEO’s CAP amounts and Seacoast’s TSR, the Peer Group’s TSR, Net Income, Adjusted EPS Growth[1], and Adjusted ROATE[1] .  Changes in CAP
from year to year are impacted by numerous factors, including stock price volatility, outstanding award vesting, job performance, increase in duties and responsibilities of our PEO and non-PEO NEOs and the amount of progress made towards company goals.
[1] Non-GAAP measure; for more information and reconciliation to GAAP, refer to Appendix A – Information Regarding Non-GAAP Financial Measures.

Other Performance Measure, Amount	0.1216	0.1125	0.1280	0.1286	0.1397
Name	Adjusted ROATE
Non-GAAP Measure Description	Non-GAAP measure, for more information and reconciliation to GAAP, refer to Appendix A – Information Regarding Non-GAAP Financial Measures.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (161,930)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,749,963)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,156,229
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	469,422
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,856
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(474,976)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	585,245
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,244
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,479